Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial Assets and Liabilities at Fair Value as of December 31, 2013

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$ 276,729,148	$ -	$ 276,729,148
Short-term money market fund*	8,281,834	-	8,281,834
Exchange-traded futures contracts
Energies	(322,642)	-	(322,642)
Grains	(165,871)	-	(165,871)
Interest rates	(2,410,168)	-	(2,410,168)
Livestock	33,040	-	33,040
Metals	2,488,781	-	2,488,781
Softs	28,399	-	28,399
Stock indices	7,593,472	-	7,593,472

Total exchange-traded futures contracts	7,245,011	-	7,245,011

Over-the-counter forward currency contracts	-	52,663	52,663

Total futures and forward currency contracts (2)	7,245,011	52,663	7,297,674

Total financial assets at fair value	$ 292,255,993	$ 52,663	$ 292,308,656

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)			$ 71,472,453
Investments in U.S. Treasury notes			205,256,695
Total investments in U.S. Treasury notes			$ 276,729,148

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 7,842,259
Net unrealized depreciation on open futures and forward currency contracts			(544,585)
Total unrealized appreciation on open futures and forward currency contracts			$ 7,297,674

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets and Liabilities at Fair Value as of December 31, 2012

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$ 467,909,736	$ -	$ 467,909,736
Short-term money market fund*	7,692,129	-‘	7,692,129
Exchange-traded futures contracts
Energies	(452,750)	-‘	(452,750)
Grains	(179,524)	-‘	(179,524)
Interest rates	2,126,546	-‘	2,126,546
Livestock	(11,590)	-‘	(11,590)
Metals	(714,969)	-‘	(714,969)
Softs	661,790	-‘	661,790
Stock indices	3,050,339	-‘	3,050,339

Total exchange-traded futures contracts	4,479,842	-‘	4,479,842

Over-the-counter forward currency contracts	-‘	650,722	650,722

Total futures and forward currency contracts (2)	4,479,842	650,722	5,130,564

Total financial assets at fair value	$ 480,081,707	$ 650,722	$ 480,732,429

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)			$ 99,079,846
Investments in U.S. Treasury notes			368,829,890
Total investments in U.S. Treasury notes			$ 467,909,736

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 8,445,476
Net unrealized depreciation on open futures and forward currency contracts			(3,314,912)
Total unrealized appreciation on open futures and forward currency contracts			$ 5,130,564

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.